Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Payment [Abstract]
Schedule of the Total Share-Based Payment Expense

The total share-based payment expense is as follows:

	2025	2024
2021 unvested awards	—	2,834
2025:
PSUs	15	—
Equity-settled RSUs	197	—
Compound RSUs	24	—
Total	236	2,834

Recognized as an expense (see note 9)	235	2,834

Classified within equity	212	2,834
Classified as a liability	25	—
Total	236	2,834

Schedule of Performance Stock Units	No cash-settlement alternative is available under the terms of the plan for these PSUs.
2025
Share units granted:	PSUs
Grant Date	December 13, 2025
Vesting Date	December 6, 2027
Number of units granted	323,777

Schedule of Equity-Settled Restricted Share Units	The equity-settled share-based expense as at December 31, 2025 relates to non-executive directors and amounted to $197,388.
2025
Share units granted:	RSUs
Grant Date	October 6, 2025
Vesting Date	April 1, 2026
Number of units granted	124,617

Schedule of Compound Restricted Share Units	The expense relating to Compound Restrictive Share Units for the current year amounted to $23,784.
2025
Share units granted:	RSUs
Grant Date	December 6, 2025
Vesting Date	50%: December 6, 2026 50%: December 6, 2027
Number of units granted	323,777

Schedule of the Information Required by IFRS 2 for the PSUs, Equity-Settled RSUs and the Compound RSUs

This table summarizes additional information for the PSUs, equity-settled RSUs and the compound RSUs:

December 31, 2025	PSUs	Equity-settled RSUs	Compound RSUs
Vesting Period	2 Years	6 months	2 Years
Maximum term of options	2 years	6 Months	2 Years
Method of settlement	Equity	Equity	Choice of equity or cashless basis (investment in an approved investment fund)
Classification	Equity-settled	Equity-settled	Compound: equity-settled and cash-settled
Reconciliation:
Outstanding at beginning of the period	—	—	—
Granted during the period	323,777	124,617	323,777
Forfeited during the period	—	—	—
Expired during the period	—	—	—
Outstanding at end of the period	323,777	124,617	323,777
Weighted average exercise price	—	—	—
Weighted average remaining contractual life	23 months	3 Months	17 Months